Condensed Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Number of outstanding ordinary shares	Additional paid-in capital	Treasury shares	Accumulated other comprehensive income (loss)		Accumulated deficit
Balance beginning at Dec. 31, 2016	$ 31,738	$ 1,497	$ 216,147	$ (3,867)	$ (2,851)	[1]	$ (179,188)
Balance beginning, shares at Dec. 31, 2016		39,174,272
Issuance of shares upon private offering ($1.85 per share), net of $631 issuance expenses	18,971	$ 452	18,519			[1]
Issuance of shares upon private offering ($1.85 per share), net of $631 issuance expenses, shares		10,595,521
Issuance of shares upon conversion of convertible notes and accrued interest on account of the convertible notes	8,231	$ 148	8,083			[1]
Issuance of shares upon conversion of convertible notes and accrued interest on account of the convertible notes, shares		3,456,407
Issuance of treasury shares upon exercise of options and vesting of restricted share units	93		(200)	555			(262)
Issuance of treasury shares upon exercise of options and vesting of restricted share units, shares		149,654
Stock-based compensation related to employees, directors and consultants	2,060		2,060			[1]
Other comprehensive income/ loss	1,656				1,656	[1]
Loss	(15,648)					[1]	(15,648)
Balance ending at Dec. 31, 2017	47,101	$ 2,097	244,609	(3,312)	(1,195)	[1]	(195,098)
Balance ending, shares at Dec. 31, 2017		53,375,854
Issuance of treasury shares upon exercise of options and vesting of restricted share units	292		(106)	550		[1]	(152)
Issuance of treasury shares upon exercise of options and vesting of restricted share units, shares		148,393
Stock-based compensation related to employees, directors and consultants	673		673			[1]
Cumulative effect of accounting change	1,811					[1]	1,811
Other comprehensive income/ loss	(307)				(307)	[1]
Loss	(9,415)					[1]	(9,415)
Balance ending at Jun. 30, 2018	$ 40,155	$ 2,097	$ 245,176	$ (2,762)	$ (1,502)	[1]	$ (202,854)
Balance ending, shares at Jun. 30, 2018		53,524,247

[1]	Relates to foreign currency translation adjustments.